Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property and Equipment, Net [Abstract]
Property and Equipment, Net

6. Property and Equipment, Net

The following is a summary of property and equipment, net:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Computer, equipment and furniture	110,209	130,327	21,006
Motor vehicles	5,732	6,319	1,018
Leasehold improvements	35,555	35,983	5,799
Total	151,496	172,629	27,823
Less: accumulated depreciation	(56,370)	(82,935)	(13,367)
Net book value	95,126	89,694	14,456

Depreciation expenses for the years ended December 31, 2012, 2013 and 2014 were RMB19.2 million, RMB28.7 million and RMB31.6 million (US$5.1 million), respectively.